Note 7 - Options (Details) - $ / shares	3 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Note 7 - Options Details
Outstanding, beginning of period	5,392,460	5,062,007
Options, Exercised	(7,000)	0
Options, Expired	0	(2,982)
Balance, end of period	5,385,460	5,059,025
Options exercisable, end of year	4,389,610	4,086,342
Outstanding, beginning of period	$ 3.48	$ 3.89
Weighted average price per share, Exercised	2.32	0.00
Weighted average price per share, Expired	0.00	406.29
Outstanding, end of period	3.48	3.65
Options exercisable, end of year	3.49	3.69
Outstanding, beginning of period	1.88	2.17
Weighted average grant date fair value, Exercised	1.20	0.00
Weighted average grant date fair value, Expired	0.00	270.30
Outstanding, end of period	1.88	2.01
Options exercisable, end of year	$ 1.96	$ 2.10